Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 444.6	$ 403.6	$ 427.7	$ 388.5	$ 441.2	$ 398.8	$ 394.0	$ 356.3	$ 1,664.4	$ 1,590.3	$ 1,400.8
North America
Disaggregation of Revenue [Line Items]
Revenue									1,014.4	958.1	777.0
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue									421.4	395.0	364.0
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue									143.3	140.6	174.2
Latin America
Disaggregation of Revenue [Line Items]
Revenue									85.3	96.6	85.6
Recurring
Disaggregation of Revenue [Line Items]
Revenue									845.6	751.1	662.0
Non-Recurring
Disaggregation of Revenue [Line Items]
Revenue									818.8	839.2	738.8
Point in Time
Disaggregation of Revenue [Line Items]
Revenue									848.0	796.3	661.2
Over Time
Disaggregation of Revenue [Line Items]
Revenue									$ 816.4	$ 794.0	$ 739.6